Prepayments, Deposits and Other Receivables - Schedule of Prepayments, Deposits and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments, Deposits and Other Receivables [Abstract]
Receivables from former subsidiaries	$ 15,578	$ 18,125
Prepayments	1,629	3,475
Deposits paid for acquisitions (note)	82,609
Deposits	710	195
Other receivables	4,021	2,052
Less: impairment loss provided under expected credit loss model	(501)	(501)
Total prepayments	104,046	23,346
Current	21,437	23,346
Non-current	$ 82,609